Taxation - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporation tax
Current year	£ 425.8	£ 404.0	£ 307.8
Prior years	(55.5)	(41.4)	(83.2)
Corporation tax	370.3	362.6	224.6
Deferred tax
Current year	9.4	(131.0)	(80.2)
Prior years	4.7	(1.5)	(17.3)
Deferred tax	14.1	(132.5)	(97.5)
Tax charge	£ 384.4	£ 230.1	£ 127.1